Note 3 - Equity Compensation Plans and Capital Stock - Restricted Stock Activity (Details) - Restricted Stock [Member]	12 Months Ended
Mar. 31, 2019 $ / shares shares
Unvested (in shares) | shares	210,000
Unvested, weighted average grant date fair value per share (in dollars per share) | $ / shares	$ 6.88
Cancelled or forfeited (in shares) | shares	(50,000)
Cancelled or forfeited (in dollars per share) | $ / shares	$ 6.88
Granted (in shares) | shares	20,000
Granted (in dollars per share) | $ / shares	$ 8.23
Vested (in shares) | shares
Vested (in dollars per share) | $ / shares
Unvested (in shares) | shares	180,000
Unvested, weighted average grant date fair value per share (in dollars per share) | $ / shares	$ 7.03